Administrative Expenses - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ 16,079,154	$ 14,423,557
Fees and compensation for services [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	1,216,542	518,772
Directors and syndics fees [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	174,191	134,483
Advertising and publicity [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	1,278,061	1,237,729
Taxes [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	3,369,396	3,522,967
Maintenance and repairs [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	1,415,585	1,035,880
Electricity and communications [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	961,421	920,058
Entertainment and transportation expenses [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	102,326	130,526
Stationery and office supplies [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	210,613	201,747
Rentals [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	826,357	738,382
Administrative services hired [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	1,293,996	1,286,759
Security [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	558,520	624,814
Insurance [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	454,476	455,360
Others [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ 4,217,670	$ 3,616,080